GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - Galaxy Digital Holdings, LP - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 0	$ 0	$ 0
Goodwill	$ 58,037,000		$ 58,037,000	$ 44,257,000	$ 24,645,000